Summary of significant accounting policies - Expected Credit Loss (Details) - EUR (€) € in Thousands	Sep. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	[1]
Financial instruments
Trade receivables	€ 4,727	€ 5,270	€ 5,093
Gross carrying amount
Financial instruments
Trade receivables	4,848	5,333
Impairment loss allowance
Financial instruments
Trade receivables	€ 121	€ 63
Grade 1 to 4, Low Risk
Financial instruments
Probability of default	0.20%	0.20%
Trade receivables	€ 2,026	€ 3,269
Grade 1 to 4, Low Risk | Gross carrying amount
Financial instruments
Trade receivables	2,029	3,274
Grade 1 to 4, Low Risk | Impairment loss allowance
Financial instruments
Trade receivables	€ 3	€ 5
Grade 5 to 7, Fair Risk
Financial instruments
Probability of default	1.30%	1.30%
Trade receivables	€ 1,887	€ 1,652
Grade 5 to 7, Fair Risk | Gross carrying amount
Financial instruments
Trade receivables	1,913	1,674
Grade 5 to 7, Fair Risk | Impairment loss allowance
Financial instruments
Trade receivables	€ 26	€ 22
Grade 8 to 9, Substandard
Financial instruments
Probability of default	7.00%	7.00%
Trade receivables	€ 737	€ 338
Grade 8 to 9, Substandard | Gross carrying amount
Financial instruments
Trade receivables	792	363
Grade 8 to 9, Substandard | Impairment loss allowance
Financial instruments
Trade receivables	€ 55	€ 25
Grade 10 Doubtful
Financial instruments
Probability of default	25.00%	25.00%
Trade receivables	€ 77	€ 11
Grade 10 Doubtful | Gross carrying amount
Financial instruments
Trade receivables	103	14
Grade 10 Doubtful | Impairment loss allowance
Financial instruments
Trade receivables	€ 26	€ 3
Grade 11 Loss
Financial instruments
Probability of default	100.00%	100.00%
Grade 11 Loss | Gross carrying amount
Financial instruments
Trade receivables	€ 11	€ 8
Grade 11 Loss | Impairment loss allowance
Financial instruments
Trade receivables	€ 11	€ 8

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Notes 1 and 9 of the interim consolidated financial statements.